Fair Value Of Financial Instruments (Liabilities Measured At Fair Value On A Recurring Basis And Utilized Significant Unobservable (Level 3) Inputs To Determine Fair Value) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 311		$ 246
Total realized and unrealized (gains) losses included in net (income) loss	452		(124)
Total realized and unrealized (gains) losses included in OCI
Purchases	3
Purchases sales, issuances and settlements, net			8
Sales
Issuances	58
Settlements	(4)
Transfer into Level 3			181
Transfer out of Level 3
Ending balance	820		311
Total (gains) losses included in net (income) loss attributable to liabilities still held	457		(121)
Policyholder Account Balances
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	121	[1]	175	[1]
Total realized and unrealized (gains) losses included in net (income) loss	334	[1]	(90)	[1]
Total realized and unrealized (gains) losses included in OCI		[1]		[1]
Purchases sales, issuances and settlements, net			36	[1]
Sales		[1]
Issuances	37	[1]
Transfer out of Level 3		[1]		[1]
Ending balance	492	[1]	121	[1]
Total (gains) losses included in net (income) loss attributable to liabilities still held	338	[1]	(87)	[1]
Borrowings Related to Securitization Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	51	[2]
Total realized and unrealized (gains) losses included in net (income) loss	(3)	[2]	(9)
Total realized and unrealized (gains) losses included in OCI		[2]
Sales		[2]
Transfer into Level 3			60
Transfer out of Level 3		[2]
Ending balance	48	[2]	51	[2]
Total (gains) losses included in net (income) loss attributable to liabilities still held	(2)	[2]	(9)
Other liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	139
Total realized and unrealized (gains) losses included in net (income) loss	121
Total realized and unrealized (gains) losses included in OCI
Purchases	3
Sales
Issuances	21
Settlements	(4)
Transfer out of Level 3
Ending balance	280
Total (gains) losses included in net (income) loss attributable to liabilities still held	121
Other liabilities | Contingent Purchase Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total realized and unrealized (gains) losses included in net (income) loss	25
Total realized and unrealized (gains) losses included in OCI
Sales
Issuances	21
Transfer out of Level 3
Ending balance	46
Total (gains) losses included in net (income) loss attributable to liabilities still held	25
Other liabilities | Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	139		71
Total realized and unrealized (gains) losses included in net (income) loss	96		(25)
Total realized and unrealized (gains) losses included in OCI
Purchases	3
Purchases sales, issuances and settlements, net			(28)
Sales
Settlements	(4)
Transfer into Level 3			121
Transfer out of Level 3
Ending balance	234		139
Total (gains) losses included in net (income) loss attributable to liabilities still held	96		(25)
Other liabilities | Derivative Liabilities | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	7
Total realized and unrealized (gains) losses included in net (income) loss	48		7
Total realized and unrealized (gains) losses included in OCI
Purchases	3
Sales
Settlements	(1)
Transfer out of Level 3
Ending balance	57		7
Total (gains) losses included in net (income) loss attributable to liabilities still held	48		7
Other liabilities | Derivative Liabilities | Credit Default Swaps Related to Securization Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	129	[3]
Total realized and unrealized (gains) losses included in net (income) loss	48		9	[3]
Total realized and unrealized (gains) losses included in OCI				[3]
Purchases sales, issuances and settlements, net			(1)	[3]
Sales
Transfer into Level 3			121	[3]
Transfer out of Level 3				[3]
Ending balance	177		129	[3]
Total (gains) losses included in net (income) loss attributable to liabilities still held	48		9	[3]
Other liabilities | Derivative Liabilities | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	3		2
Total realized and unrealized (gains) losses included in net (income) loss			3
Total realized and unrealized (gains) losses included in OCI
Purchases sales, issuances and settlements, net			(2)
Sales
Settlements	(3)
Transfer out of Level 3
Ending balance			3
Total (gains) losses included in net (income) loss attributable to liabilities still held			3
Other liabilities | Derivative Liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance			2
Total realized and unrealized (gains) losses included in net (income) loss			(2)
Total realized and unrealized (gains) losses included in OCI
Transfer out of Level 3
Total (gains) losses included in net (income) loss attributable to liabilities still held			(2)
Other liabilities | Derivative Liabilities | Interest rate swaptions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance			67
Total realized and unrealized (gains) losses included in net (income) loss			(42)
Total realized and unrealized (gains) losses included in OCI
Purchases sales, issuances and settlements, net			(25)
Transfer out of Level 3
Total (gains) losses included in net (income) loss attributable to liabilities still held			$ (42)

[1]	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
[2]	See note 18 for additional information related to consolidated securitization entities.
[3]	Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 18 for additional information related to consolidated securitization entities.